FAIR-VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
FAIR-VALUE MEASUREMENT
FAIR-VALUE MEASUREMENT

9. FAIR-VALUE MEASUREMENT

As of December 31, 2018 and 2019, the financial assets and liabilities measured at fair value on a recurring basis mainly consist of the available-for-sale investments, which includes the convertible bonds and redeemable preferred shares, which are recorded in short-term and long-term investments. The fair value hierarchy of these investments as of December 31, 2018 and 2019 are as follows:

	As of December 31, 2018
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable
Description	Level 1	Level 2	Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	50,482	—	50,482
Long-term investments:
Redeemable preferred shares	—	84,169	—	84,169
Total:	—	134,651	—	134,651

	As of December 31, 2019
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable
Description	Level 1	Level 2	Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	17,187	—	17,187
Long-term investments:
Convertible bonds	—	6,962	—	6,962
Redeemable preferred shares	—	42,212	—	42,212
Total:	—	66,361	—	66,361

The Group measured the fair value of the convertible bonds based on the respective principals, expected returns and the estimated conversion value. Those convertible bonds are classified as level 2 measurement.

The Group measured the fair value of the redeemable preferred shares based on the recent transactions. Recent transactions include the purchase price agreed by an independent third party for an investment with similar terms. These investments are classified as level 2 measurement.

No transfers occurred between different level fair-value measurements during the years presented.

For equity securities without readily determinable fair value for which the Group elected to use the measurement alternative starting in 2018, the investment is measured at fair value on a nonrecurring basis whenever there is an impairment or any changes resulting from observable price changes in an orderly transaction for the identical or a similar investment of the same issuer. The fair value of the investment was categorised as level 2 in the fair value hierarchy when directly or indirectly observable inputs in the market place was identified. When evaluating the impairment of these investments, inputs considered primarily include pricing of recent rounds of financing, future cash flow forecasts, liquidity factors, discount rate, and the selection of comparable companies operating in similar businesses and were categorized as Level 3 in the fair value hierarchy.

During the years ended December 31, 2017, 2018 and 2019, the Group recognized an impairment loss of nil,  nil and RMB2,382 for the equity securities without readily determinable fair value.